Summary of Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Project Facilities Agreement	Dec. 31, 2013 2018 Senior Secured Term Loan B	Jun. 03, 2013 2018 Senior Secured Term Loan B	Dec. 31, 2013 2015 Senior Unsecured Bonds	Dec. 31, 2012 2015 Senior Unsecured Bonds	Feb. 29, 2012 2015 Senior Unsecured Bonds	Dec. 31, 2013 2017 Senior Secured Bonds	Dec. 31, 2012 2017 Senior Secured Bonds	Nov. 30, 2012 2017 Senior Secured Bonds	Dec. 31, 2013 Senior Secured Credit Facility	Dec. 31, 2013 2020 Senior Secured Notes	Jun. 03, 2013 2020 Senior Secured Notes
Debt Instrument [Line Items]
Current portion of long-term debt	$ 7,500	$ 218,750	$ 218,750	$ 7,500
Long-term debt, non current	2,423,337	2,034,958	1,237,500	735,445	750,000	300,000	300,000	300,000	497,892	497,458	500,000	140,000	750,000	750,000
Total debt	$ 2,430,837	$ 2,253,708